DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Value of Derivative Assets and Derivative Liabilities

The following table indicates the amounts representing the value of derivative assets and derivative liabilities as of the dates presented:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
Derivatives not Designated as Hedging Instruments:
Interest Rate Swap Contracts—Commercial Loans
Fair value	$12,125	$13,698	$12,103	$13,647
Notional amount	249,159	261,754	249,159	261,754
Collateral posted	—	—	11,492	12,611
Interest Rate Lock Commitments—Mortgage Loans
Fair value	187	85	—	—
Notional amount	7,854	3,989	—	—
Forward Sale Contracts—Mortgage Loans
Fair value	—	34	10	—
Notional amount	$—	$5,250	$7,948	$—

The following table indicates the amount representing the value of derivative assets and derivative liabilities at December 31:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	2013	2012	2013	2012
Derivatives not Designated as Hedging Instruments
Interest Rate Swap Contracts—Commercial Loans
Fair value	$13,698	$23,748	$13,647	$23,522
Notional amount	261,754	227,532	261,754	227,532
Collateral posted	—	—	12,611	19,595
Interest Rate Lock Commitments—Mortgage Loans
Fair value	85	467	—	—
Notional amount	3,989	14,287	—	—
Forward Sale Contracts—Mortgage Loans
Fair value	34	—	—	48
Notional amount	5,250	—	—	14,100

Schedule of Gross Amounts of Derivative Assets and Derivative Liabilities

The following table indicates the gross amounts of commercial loan swap derivative assets and derivative liabilities, the amounts offset and the carrying values in the Consolidated Balance Sheets as of the dates presented:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
Derivatives not Designated as Hedging Instruments:
Gross amounts recognized	$12,341	$14,012	$12,319	$13,961
Gross amounts offset	(216)	(314)	(216)	(314)

Net amounts presented in the Consolidated Balance Sheets	12,125	13,698	12,103	13,647
Gross amounts not offset(1)	—	—	(11,492)	(12,611)

Net Amount	$12,125	$13,698	$611	$1,036

(1)	Amounts represent posted collateral.

The following table indicates the gross amounts of commercial loan swap derivative assets and derivative liabilities, the amounts offset and the carrying values in the Consolidated Balance Sheets at December 31:

	Derivatives (included in Other Assets)		Derivatives (included in Other Liabilities)
(dollars in thousands)	2013	2012	2013	2012
Derivatives not Designated as Hedging Instruments
Gross amounts recognized	$14,012	$24,262	$13,961	$24,036
Gross amounts offset	(314)	(514)	(314)	(514)

Net amounts presented in the Consolidated Balance Sheets	13,698	23,748	13,647	23,522
Gross amounts not offset(1)	—	—	(12,611)	(19,595)

Net Amount	$13,698	$23,748	$1,036	$3,927

(1)	Amounts represent posted collateral.

Amount of Gain or Loss Recognized in Income on Derivatives

The following table indicates the gain or loss recognized in income on derivatives for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Derivatives not Designated as Hedging Instruments
Interest rate swap contracts—commercial loans	$(10)	$(10)	$(29)	$(166)
Interest rate lock commitments—mortgage loans	(105)	231	102	(261)
Forward sale contracts—mortgage loans	49	(519)	(43)	(114)

Total Derivatives Gain (Loss)	$(66)	$(298)	$30	$(541)

The following table indicates the gain or loss recognized in income on derivatives for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Derivatives not Designated as Hedging Instruments
Interest rate swap contracts—commercial loans	$(174)	$101	$(38)
Interest rate lock commitments—mortgage loans	(382)	223	27
Forward sale contracts—mortgage loans	82	47	(507)

Total Derivative (Loss) Gain	$(474)	$371	$(518)